Taxes (Details ) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Current income tax	$ (17,390)	$ 68,848	$ (132,220)
Deferred income tax	63,726	170,854	110,037
Income tax	$ 46,336	$ 239,702	$ (22,183)